UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing the Report:

Name:	 Pillar Point Equity Management, LLC
Address: 333 Gellert Boulevard, Suite 121
	 Daly City, CA 94015

Form 13-F File Number:  028-05231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Craig A. MacLeod
Title:	Secretary
Phone:	650-758-0134

Signature, Place and Date of Signing:

	Craig A. MacLeod		Daly City, CA	February 7, 2001

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[ X]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28-6122			Pillar Point Capital Management, Inc.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  15

Form 13F Information Total Value Total:  $6,510

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      421  4267.00 SH       SOLE                  4267.00
BANK NEW YORK INC              COM              064057102      237  4300.00 SH       SOLE                  4300.00
CARDINAL HEALTH INC            COM              14149Y108      229  2300.00 SH       SOLE                  2300.00
CITIGROUP INC                  COM              172967101      296  5799.00 SH       SOLE                  5799.00
EMC CORP                       COM              268648102      426  6400.00 SH       SOLE                  6400.00
GOLDMAN SACHS GROUP INC        COM              38141G104      214  2000.00 SH       SOLE                  2000.00
HOUSEHOLD INTL INC             COM              441815107      248  4500.00 SH       SOLE                  4500.00
MBNA CORP                      COM              55262L100      296  8000.00 SH       SOLE                  8000.00
ORACLE CORP                    COM              68389X105      727 25000.00 SH       SOLE                 25000.00
QUALCOMM INC                   COM              747525103     1011 12300.00 SH       SOLE                 12300.00
SOUTHWEST AIRLS CO             COM              844741108      243  7250.00 SH       SOLE                  7250.00
SUN MICROSYSTEMS INC           COM              866810104      318 11400.00 SH       SOLE                 11400.00
TEXAS INSTRUMENTS INC          COM              882508104      218  4600.00 SH       SOLE                  4600.00
VERITAS SOFTWARE CORP          COM              923436109     1280 14627.00 SH       SOLE                 14627.00
NOKIA CORP SPONSORED ADR       ADR              654902204      346  7950.00 SH       SOLE                  7950.00